Financial assets and liabilities - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)		Dec. 31, 2025	Dec. 31, 2024
Senior Notes Due 2028 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		99.98%	97.32%
Senior Notes Due 2032 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		92.04%	84.30%
Senior notes due 2027 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	[1]		99.63%

[1]	The debt was settled on March 14, 2025. For more information, see Note 2.2.2.